LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2024
Lessee Disclosure [Abstract]
Weighted average remaining lease term	6 years 18 days
Weighted average discount (annual) rate	7.96%